UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  09-30-2005

Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: 122057000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     4122    90985 SH       Sole                    78255             12730
Affiliated Computer Systems    COM              008190100     3174    58130 SH       Sole                    50450              7680
American International Group I COM              026874107     4322    69750 SH       Sole                    62962              6788
BP Amoco PLC ADR               COM              055622104      271     3820 SH       Sole                     3820
Bemis                          COM              081437105     2327    94205 SH       Sole                    81815             12390
Biomet Inc.                    COM              090613100     2053    59145 SH       Sole                    50030              9115
Cardiodynamics Intl CP         COM              141597104       14    10000 SH       Sole                    10000
Chevron Texaco Corp.           COM              166764100     3880    59937 SH       Sole                    51297              8640
Chunghwa Telecom Co. Ltd       COM              17133q205     1460    78880 SH       Sole                    72655              6225
Citigroup                      COM              172967101     3242    71217 SH       Sole                    62407              8810
Coca Cola                      COM              191216100      251     5815 SH       Sole                     5815
Colgate-Palmolive Co.          COM              194162103     1422    26938 SH       Sole                    22758              4180
Comcast Corp New Class A share COM              20030n101     2559    87108 SH       Sole                    76663             10445
ConocoPhillips                 COM              20825C104     5307    75915 SH       Sole                    64245             11670
Costco Whsl Group              COM              22160K105     1326    30775 SH       Sole                    27300              3475
Cubic Corporation              COM              229669106      251    14680 SH       Sole                    12775              1905
DJ US Consumer Cyclical - iSha COM              464287580      244     4185 SH       Sole                     4145                40
DJ US Consumer Non-Cyclical -  COM              464287812      254     4730 SH       Sole                     4620               110
DJ US Financial - iShares Trus COM              464287788      356     3755 SH       Sole                     3715                40
DJ US Healthcare - iShares Tru COM              464287762      414     6660 SH       Sole                     6530               130
DJ US Technology - iShares Tru COM              464287721      309     6360 SH       Sole                     6360
Dell Inc.                      COM              24702r101     1815    53060 SH       Sole                    46870              6190
Ebay Inc                       COM              278642103      782    18980 SH       Sole                    15960              3020
Electronic Arts, Inc.          COM              285512109      965    16955 SH       Sole                    12890              4065
Exxon Mobil                    COM              30231G102      914    14392 SH       Sole                    14392
First Data Corporation         COM              319963104     3057    76435 SH       Sole                    65920             10515
Gannett Co. Inc.               COM              364730101     3599    52295 SH       Sole                    45020              7275
General Electric               COM              369604103     2820    83766 SH       Sole                    72856             10910
GlaxoSmithKline plc            COM              37733W105     2575    50220 SH       Sole                    46080              4140
Jefferson Pilot Merger Electio COM              475070108     1840    35960 SH       Sole                    32550              3410
Johnson & Johnson              COM              478160104     4815    76083 SH       Sole                    67968              8115
Kinder Morgan Management LLC   COM              49455u100     1367    27588 SH       Sole                    24713              2875
Korea Electric Power           COM              500631106      969    54715 SH       Sole                    41350             13365
L-3 Communications             COM              502424104     2178    27545 SH       Sole                    23830              3715
Lowe's Companies Inc.          COM              548661107     3613    56095 SH       Sole                    47785              8310
Medtronic, Inc.                COM              585055106     4527    84437 SH       Sole                    72897             11540
Microsoft Corp.                COM              594918104     4070   158195 SH       Sole                   140965             17230
Nasdaq Biotech Index - iShares COM              464287556     2036    26440 SH       Sole                    22850              3590
Paychex                        COM              704326107     2809    75730 SH       Sole                    63040             12690
Pepsico Inc.                   COM              713448108     3995    70444 SH       Sole                    60934              9510
Pfizer                         COM              717081103     3206   128376 SH       Sole                   113126             15250
Pharmaceutical HOLDRs Trust    COM              71712a206     1553    22100 SH       Sole                    18400              3700
Procter & Gamble               COM              742718109     2817    47374 SH       Sole                    40874              6500
Qualcomm                       COM              747525103     3977    88882 SH       Sole                    76972             11910
S&P Mid-Cap Barra Value - iSha COM              464287705      239     3410 SH       Sole                     3410
SEI Investments                COM              784117103      599    15930 SH       Sole                    12655              3275
SK Telecom Co. Ltd             COM              78440p108      870    39855 SH       Sole                    28105             11750
Starbucks Inc.                 COM              855244109      297     5930 SH       Sole                     5140               790
State Street Corp.             COM              857477103     3924    80210 SH       Sole                    68320             11890
Sunrise Assisted Living        COM              86768K106     3933    58930 SH       Sole                    50710              8220
Suntrust Banks Inc.            COM              867914103      430     6194 SH       Sole                     6194
Sysco Corporation              COM              871829107      482    15375 SH       Sole                    12425              2950
Telecom Corp. of New Zealand   COM              879278208     1196    35595 SH       Sole                    31555              4040
Teva Pharmaceutical Industries COM              881624209     3334    99770 SH       Sole                    84170             15600
UPS                            COM              911312106     1233    17836 SH       Sole                    16136              1700
UnitedHealth Group             COM              91324P102     3917    69695 SH       Sole                    61305              8390
WPP Group                      COM              929309300      956    18700 SH       Sole                    14655              4045
WalMart                        COM              931142103     1070    24410 SH       Sole                    20480              3930
Walt Disney Co's.              COM              254687106      922    38200 SH       Sole                    32990              5210
Wyeth                          COM              983024100      281     6073 SH       Sole                     6073
Xilinx                         COM              983919101      516    18540 SH       Sole                    16260              2280